Consolidated Statements of Cash Flows	12 Months Ended
	Jun. 30, 2023 MYR (RM)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 MYR (RM)	Jun. 30, 2021 MYR (RM)
CASH FLOWS FROM OPERATING ACTIVITIES
Profit before tax	RM 21,893,003	$ 4,689,014	RM 88,292,402	RM 20,402,247
Adjustments for:
Depreciation of property, plant and equipment	15,859,909	3,396,854	933,859
Amortisation of intangible asset	22,423,147	4,802,558	15,423,146	1,522,226
Depreciation of right-of-use asset	126,945	27,189	116,801
Gain on disposal of subsidiaries	(6,178)	(1,323)
Interest expense of lease liabilities	4,235	907	6,085
Interest income	(776,511)	(166,312)	(229,225)	(51,541)
Negative goodwill			(94,672)	(12,930,896)
Property, plant and equipment written off	479	103
Unrealised exchange loss	186	41
Operating profit before changes in working capital	59,525,215	12,749,031	104,448,396	8,942,036
Changes in working capital:
Trade receivables	(4,376,467)	(937,346)	(70,310,311)	19,818,910
Other receivables, deposit and prepayments	(445,727)	(95,466)	3,718,902	(1,349,607)
Trade payables	6,403,217	1,371,432	(1,811,276)	(24,834,765)
Other payables and accruals	(7,273,785)	(1,557,889)	(6,501,989)	539,438
Cash generated from operations	53,832,453	11,529,762	29,543,722	3,116,012
Interest received	776,511	166,312	229,225	51,541
Income tax paid	(143,898)	(30,820)	(12,832)	(41,088)
Net cash generated from operating activities	54,465,066	11,665,254	29,760,115	3,126,465
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of additional equity interest of subsidiaries			(49,501)
Acquisition of intangible assets			(78,000,000)
Acquisition of subsidiaries, net of cash acquired	1,296	278	(7,948,901)	(18,262,439)
Proceed from redemption of other investment			5,400,000
Acquisition of property, plant and equipment	(72,383,744)	(15,503,051)	(56,017,057)
Placement of deposit pledged with licensed bank	(24,729,745)	(5,296,583)
Advance to related companies				(6,724,476)
Proceed from disposal of subsidiaries, net of cash proceeds	(2,949)	(632)
Proceed from disposal of other investments	10	2
Net cash used in investing activities	(97,115,132)	(20,799,986)	(136,615,459)	(24,986,915)
CASH FLOWS FROM FINANCING ACTIVITIES
Advance from/ (Repayment to) related companies	27,760,000	5,945,599	(9,638,169)	(2,277,782)
Non-convertible redeemable preference shares contributed by non-controlling interests of subsidiaries	1,000	214
Ordinary share capital contributed by non-controlling interest of subsidiaries				1,049,049
Proceeds from issuance of ICPS			401
Payment of lease liabilities	(132,000)	(28,272)	(121,000)
Repayment to holding company	(6,100,000)	(1,306,490)	(364,428)
Merger reserve from common control			(10)	51,000
Proceeds from capital contribution			137,039,283	24,549,000
Issuance of share capital	23,304,379	4,991,300	4,412
Net cash from financing activities	44,833,379	9,602,351	126,920,489	23,371,267
Net increase in cash and cash equivalents	2,183,313	467,619	20,065,145	1,510,817
Effect of exchange rate changes	1,099,409	235,470	(6)
Cash and cash equivalents at beginning of the year	28,171,145	6,033,657	8,106,006	6,595,189
Cash and cash equivalents at end of the year	31,453,867	6,736,746	28,171,145	8,106,006
Cash and cash equivalents comprised:
Deposit with licensed bank	24,729,745	5,296,583
Cash and bank balances	31,453,867	6,736,746	28,171,145	8,106,006
Cash and cash equivalents comprised total	RM 56,183,612	$ 12,033,329	RM 28,171,145	RM 8,106,006